UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1523

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

Item 1. Report to Stockholders.

(a)

Pabrai Wagons Fund
Retail Class | WAGNX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Pabrai Wagons Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.wagonsfund.com/ir. You can also request this information by contacting us at 1-800-501-1792.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$117	1.25%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Pabrai Wagons Fund (the “Fund”) invests globally with a value focus. The portfolio trades at a trailing P/E of just 9 and has minimal overlap (7%) with the S&P 500, which trades at 28x, far above its long-term average of 16.
The Fund launched on September 29, 2023. In hindsight, we were early. The S&P 500, driven by the Magnificent 7, surged 41.65% through February 2025, while WAGNX rose just 2.18%. Recently, however, green shoots have emerged. From March 1 to June 30, 2025, the Fund outperformed the S&P 500, with WAGNX gaining 5.55% vs. 4.70% for the Index. Although WAGNX is down 13.47% in the 12 months ending June 30, 2025, it is working to close the gap. In June alone, the S&P 500 rose a strong 5.09%, but WAGNX did better, rising 9.01%.
The Fund is “circling the wagons” around its highest conviction ideas. The Fund’s largest holding is Edelweiss Financial in India, which accounted for 25% of assets as of June 30, 2025. Based in Mumbai, Edelweiss has a market cap of just $1.2 billion despite plans to spin off four subsidiaries, each we believe are likely worth over $1 billion. The first is already underway with an expected IPO valuation of $1 to $1.5 billion. Our second largest holding (16%) is TAV Airports, which is listed in Turkiye but manages 15 airports in 8 countries. In our opinion, Almaty Airport, which TAV owns outright, alone accounts for most of TAV’s $2.4 billion market cap.
Other positions include Reysas (in Turkiye), Metallurgical Coal Businesses (Global), Offshore Oil Services (USA), Select Car Dealerships (USA), and Select Homebuilders (USA). We believe the Fund is well-positioned to beat the S&P 500 over the long run.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Pabrai Wagons Fund	PAGE 1	TSR-AR-74316P629

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/29/2023)
Retail Class (without sales charge)	-13.47	4.40
S&P 500 TR	15.16	25.20
Visit https://www.wagonsfund.com/ir for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$78,934,238
Number of Holdings	18
Net Advisory Fee	$154,722
Portfolio Turnover	69%
Visit https://www.wagonsfund.com/ir for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(% of Net Assets)
Financials	24.8%
Industrials	22.2%
Consumer Discretionary	16.5%
Materials	15.7%
Energy	14.8%
Real Estate	4.7%
Cash & Other	1.3%

Top 10 Issuers	(% of Net Assets)
Edelweiss Financial Services Ltd.	24.8%
TAV Havalimanlari Holding AS	16.0%
Warrior Met Coal, Inc.	9.3%
Reysas Gayrimenkul Yatirim Ortakligi AS	4.7%
Reysas Tasimacilik ve Lojistik Ticaret AS	4.5%
Valaris Ltd.	4.1%
Tidewater, Inc.	4.1%
Alpha Metallurgical Resources, Inc.	4.1%
Noble Corp. PLC	4.0%
AutoNation, Inc.	3.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wagonsfund.com/ir.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pabrai Wagons Fund documents not be householded, please contact Pabrai Wagons Fund at 1-800-501-1792, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Pabrai Wagons Fund or your financial intermediary.
Pabrai Wagons Fund	PAGE 2	TSR-AR-74316P629

Pabrai Wagons Fund
Institutional Class | WGNIX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Pabrai Wagons Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.wagonsfund.com/ir. You can also request this information by contacting us at 1-800-501-1792.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Pabrai Wagons Fund (the “Fund”) invests globally with a value focus. The portfolio trades at a trailing P/E of just 9 and has minimal overlap (7%) with the S&P 500, which trades at 28x, far above its long-term average of 16.
The Fund launched on September 29, 2023. In hindsight, we were early. The S&P 500, driven by the Magnificent 7, surged 41.65% through February 2025, while WGNIX rose just 2.59%. Recently, however, green shoots have emerged. From March 1 to June 30, 2025, the Fund outperformed the S&P 500, with WGNIX gaining 5.53% vs. 4.70% for the Index. Although WGNIX is down 13.29% in the 12 months ending June 30, 2025, it is working to close the gap. In June alone, the S&P 500 rose a strong 5.09%, but WGNIX did better, rising 8.97%.
The Fund is “circling the wagons” around its highest conviction ideas. The Fund’s largest holding is Edelweiss Financial in India, which accounted for 25% of assets as of June 30, 2025. Based in Mumbai, Edelweiss has a market cap of just $1.2 billion despite plans to spin off four subsidiaries, each we believe are likely worth over $1 billion. The first is already underway with an expected IPO valuation of $1 to $1.5 billion. Our second largest holding (16%) is TAV Airports, which is listed in Turkiye but manages 15 airports in 8 countries. In our opinion, Almaty Airport, which TAV owns outright, alone accounts for most of TAV’s $2.4 billion market cap.
Other positions include Reysas (in Turkiye), Metallurgical Coal Businesses (Global), Offshore Oil Services (USA), Select Car Dealerships (USA), and Select Homebuilders (USA). We believe the Fund is well-positioned to beat the S&P 500 over the long run.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Pabrai Wagons Fund	PAGE 1	TSR-AR-74316P611

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/29/2023)
Institutional Class (without sales charge)	-13.29	4.63
S&P 500 TR	15.16	25.20
Visit https://www.wagonsfund.com/ir for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$78,934,238
Number of Holdings	18
Net Advisory Fee	$154,722
Portfolio Turnover	69%
Visit https://www.wagonsfund.com/ir for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(% of Net Assets)
Financials	24.8%
Industrials	22.2%
Consumer Discretionary	16.5%
Materials	15.7%
Energy	14.8%
Real Estate	4.7%
Cash & Other	1.3%

Top 10 Issuers	(% of Net Assets)
Edelweiss Financial Services Ltd.	24.8%
TAV Havalimanlari Holding AS	16.0%
Warrior Met Coal, Inc.	9.3%
Reysas Gayrimenkul Yatirim Ortakligi AS	4.7%
Reysas Tasimacilik ve Lojistik Ticaret AS	4.5%
Valaris Ltd.	4.1%
Tidewater, Inc.	4.1%
Alpha Metallurgical Resources, Inc.	4.1%
Noble Corp. PLC	4.0%
AutoNation, Inc.	3.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wagonsfund.com/ir.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pabrai Wagons Fund documents not be householded, please contact Pabrai Wagons Fund at 1-800-501-1792, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Pabrai Wagons Fund or your financial intermediary.
Pabrai Wagons Fund	PAGE 2	TSR-AR-74316P611

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Kathleen T. Barr, Ms. Cynthia M. Fornelli, Messrs. Eric W. Falkeis, Steven J. Paggioli and Ashi S. Parikh are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2025	FYE 6/30/2024
(a) Audit Fees	$18,000	$16,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$2,500	$2,500
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2025	FYE 6/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.

Non-Audit Related Fees	FYE 6/30/2025	FYE 6/30/2024
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

PABRAI WAGONS FUND
Retail Class Shares (WAGNX)
Institutional Class Shares (WGNIX)
Annual Financial Statements & Additional Information
June 30, 2025

Pabrai Wagons Fund
Schedule of Investments
as of June 30, 2025

	Shares	Value
COMMON STOCKS - 94.0%
Air Freight & Logistics - 4.5%
Turkey - 4.5%
Reysas Tasimacilik ve Lojistik Ticaret AS(a)	9,081,000	$3,526,920
Capital Markets - 24.8%
India - 24.8%
Edelweiss Financial Services Ltd.	14,442,000	19,542,036
Energy Equipment & Services - 12.3%
United States - 12.3%
Noble Corp. PLC	120,200	3,191,310
Tidewater, Inc.(a)	70,100	3,233,713
Valaris Ltd.(a)	77,000	3,242,470
Total Energy Equipment & Services		9,667,493
Household Durables - 7.4%
United States - 7.4%
PulteGroup, Inc.	27,700	2,921,242
Toll Brothers, Inc.	25,600	2,921,728
Total Household Durables		5,842,970
Marine Transportation - 1.8%
Greece - 1.8%
Danaos Corp.	16,660	1,436,758
Metals & Mining - 15.6%
Mongolia - 2.2%
Mongolian Mining Corp.(a)	2,168,000	1,762,208
United States - 13.4%
Alpha Metallurgical Resources, Inc.(a)	28,655	3,223,114
Warrior Met Coal, Inc.	160,530	7,357,090
		10,580,204
Total Metals & Mining		12,342,412
Oil, Gas & Consumable Fuels - 2.5%
United States - 2.5%
Occidental Petroleum Corp.	47,000	1,974,470
Specialty Retail - 9.1%
United States - 9.1%
Asbury Automotive Group, Inc.(a)	8,900	2,123,006
AutoNation, Inc.(a)	14,790	2,938,034
Group 1 Automotive, Inc.	4,900	2,139,879
Total Specialty Retail		7,200,919

The accompanying notes are an integral part of these financial statements.

1

Pabrai Wagons Fund
Schedule of Investments
as of June 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Transportation Infrastructure - 16.0%
Turkey - 16.0%
TAV Havalimanlari Holding AS(a)	1,906,000	$12,662,521
TOTAL COMMON STOCKS (Cost $77,722,565)		74,196,499
REAL ESTATE INVESTMENT TRUSTS - 4.7%
Industrial REITs - 4.7%
Turkey - 4.7%
Reysas Gayrimenkul Yatirim Ortakligi AS(a)	7,446,000	3,711,581
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,040,630)		3,711,581
SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
First American Treasury Obligations Fund - Class X, 4.24%(b)	1,103,239	1,103,239
TOTAL SHORT-TERM INVESTMENTS (Cost $1,103,239)		1,103,239
TOTAL INVESTMENTS - 100.1% (Cost $81,866,434)		$79,011,319
Liabilities in Excess of Other Assets - (0.1)%		(77,081)
TOTAL NET ASSETS - 100.0%		$78,934,238

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®“) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
Allocation of Portfolio Holdings by Country as of June 30, 2025
(% of Net Assets)

United States	$36,369,295	46.1%
Turkey	19,901,022	25.2
India	19,542,036	24.8
Mongolia	1,762,208	2.2
Greece	1,436,758	1.8
Liabilities in Excess of Other Assets	(77,081)	(0.1)
	$78,934,238	100.0%

The accompanying notes are an integral part of these financial statements.

2

Pabrai Wagons Fund
Statement of Assets and Liabilities
June 30, 2025

ASSETS:
Investments, at value	$79,011,319
Receivable for fund shares sold	483,370
Dividends receivable	57,929
Interest receivable	5,313
Prepaid expenses and other assets	14,588
Total assets	79,572,519
LIABILITIES:
Payable for non-U.S. deferred tax liability	339,180
Payable for investments purchased	105,909
Payable for audit fees	48,172
Payable for distribution and shareholder servicing fees	33,585
Payable for capital shares redeemed	28,473
Payable for fund administration and accounting fees	19,421
Payable for printing and mailing	17,637
Payable to adviser	16,038
Payable for transfer agent fees and expenses	8,288
Payable for custodian fees	7,276
Payable for compliance fees	2,611
Payable for expenses and other liabilities	11,691
Total liabilities	638,281
NET ASSETS	$ 78,934,238
Net Assets Consists of:
Paid-in capital	$82,440,295
Total accumulated losses	(3,506,057)
Total net assets	$ 78,934,238
Institutional Class
Net assets	$38,662,280
Shares issued and outstanding(a)	3,615,076
Net asset value per share	$10.69
Retail Class
Net assets	$40,271,958
Shares issued and outstanding(a)	3,782,621
Net asset value per share	$10.65
Cost:
Investments, at cost	$81,866,434

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

Pabrai Wagons Fund
Statement of Operations
For the Year Ended June 30, 2025

INVESTMENT INCOME:
Dividend income	$431,130
Interest income	70,585
Other income	622
Less: Dividend withholding taxes	(18,204)
Total investment income	484,133
EXPENSES:
Investment advisory fee	450,614
Fund administration and accounting fees	76,944
Distribution expenses - Retail Class	60,676
Transfer agent fees	56,166
Shareholder service costs - Institutional Class	25,798
Shareholder service costs - Retail Class	24,270
Federal and state registration fees	44,548
Trustees’ fees	18,164
Compliance fees	9,739
Custodian fees	8,639
Legal fees	8,343
Audit fees	2,459
Reports to shareholders	865
Other expenses and fees	70,025
Total expenses	857,250
Expense reimbursement by Adviser	(295,892)
Net expenses	561,358
Net investment loss	(77,225)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	52,399
Foreign currency translation	(52,529)
Net realized gain (loss)	(130)
Net change in unrealized appreciation (depreciation) on:
Non-U.S. deferred tax liability	(339,180)
Investments	(5,078,571)
Foreign currency translation	(640)
Net change in unrealized appreciation (depreciation)	(5,418,391)
Net realized and unrealized gain (loss)	(5,418,521)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (5,495,746)

The accompanying notes are an integral part of these financial statements.

4

Pabrai Wagons Fund
Statements of Changes in Net Assets

	Year Ended June 30, 2025	Period Ended June 30,2024(a)
OPERATIONS:
Net investment income (loss)	$(77,225)	$46,712
Net realized gain (loss)	(130)	253,528
Net change in unrealized appreciation (depreciation)	(5,418,391)	2,223,185
Net increase (decrease) in net assets from operations	(5,495,746)	2,523,425
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(278,797)	(1,210)
From earnings - Retail Class	(252,723)	(1,006)
Total distributions to shareholders	(531,520)	(2,216)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	25,064,940	17,582,357
Shares issued in reinvestment of distributions - Institutional Class	274,030	1,210
Shares redeemed - Institutional Class	(1,342,912)	(1,068,656)
Redemption fees - Institutional Class	7,499	2,338
Shares sold - Retail Class	34,922,738	14,278,996
Shares issued in reinvestment of distributions - Retail Class	248,313	994
Shares redeemed - Retail Class	(6,574,657)	(966,336)
Redemption fees - Retail Class	7,147	2,294
Net increase (decrease) in net assets from capital transactions	52,607,098	29,833,197
NET INCREASE (DECREASE) IN NET ASSETS	46,579,832	32,354,406
NET ASSETS:
Beginning of the period	32,354,406	—
End of the period	$ 78,934,238	$32,354,406
SHARES TRANSACTIONS
Shares sold - Institutional Class	2,267,493	1,537,256
Shares issued in reinvestment of distributions - Institutional Class	21,392	115
Shares redeemed - Institutional Class	(117,169)	(94,011)
Shares sold - Retail Class	3,221,861	1,232,231
Shares issued in reinvestment of distributions - Retail Class	19,445	95
Shares redeemed - Retail Class	(611,732)	(79,279)
Total increase (decrease) in shares outstanding	4,801,290	2,596,407

(a)	Inception date of the fund was September 29, 2023.
The accompanying notes are an integral part of these financial statements.

5

Pabrai Wagons Fund
Financial Highlights
Institutional Class

	Year Ended June 30, 2025	Period Ended June 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of year	$12.47	$10.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.0(c)	0.06
Net realized and unrealized gain (loss) on investments(d)	(1.63)	2.42
Total from investment operations	(1.63)	2.48
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.01)
Net realized gains	(0.14)	—
Total distributions	(0.15)	(0.01)
Redemption fee per share	0.00(c)	0.00(c)
Net asset value, end of year	$10.69	$12.47
TOTAL RETURN	(13.29)%	24.86%(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$38,662	$18,002
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.59%	4.22%(f)
After expense reimbursement/recoupment	1.00%	1.01%(f)
Ratio of net investment income (loss) to average net assets	(0.04)%	0.66%(f)
Portfolio turnover rate	69.25%	45.34%(e)

(a)	Inception date of the Fund was September 29, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

6

Pabrai Wagons Fund
Financial Highlights
Retail Class

	Year Ended June 30, 2025	Period Ended June 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of year	$12.45	$10.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.03)	0.04
Net realized and unrealized gain (loss) on investments(c)	(1.62)	2.41
Total from investment operations	(1.65)	2.45
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.01)
Net realized gains	(0.14)	—
Total distributions	(0.15)	(0.01)
Redemption fee per share	0.00(d)	0.01
Net asset value, end of year	$10.65	$12.45
TOTAL RETURN	(13.47)%	24.64%(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$40,272	$14,352
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.84%	4.74%(f)
After expense reimbursement/recoupment	1.25%	1.26%(f)
Ratio of net investment income (loss) to average net assets	(0.28)%	0.47%(f)
Portfolio turnover rate	69.25%	45.34%(e)

(a)	Inception date of the Fund was September 29, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

7

Pabrai Wagons Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2025
NOTE 1 – ORGANIZATION
The Pabrai Wagons Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.” The Fund commenced operations on September 29, 2023.
The Fund offers Retail and Institutional Class shares. The Retail and Institutional Classes commenced operations on September 29, 2023. Each class of shares has equal rights as to earnings and assets except that Retail Class shares bear distribution expenses and each class of shares bears its own shareholder servicing fees. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The investment objective of the Fund is to seek to achieve long-term capital appreciation.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.
Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.
Securities for which market quotations are not ready available are valued at their respective fair values as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Dhandho Funds LLC (the “Adviser”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

8

Pabrai Wagons Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability; and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2025. See the Schedule of Investments for an industry breakout.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$36,702,814	$37,493,685	$ —	$74,196,499
Real Estate Investment Trusts	—	3,711,581	—	3,711,581
Money Market Funds	1,103,239	—	—	1,103,239
Total Investments	$37,806,053	$41,205,266	$—	$79,011,319

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments. The Fund does not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Such fluctuations are included with the net realized gain or loss from investments. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

9

Pabrai Wagons Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)
C.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. As of the most recent year ended June 30, 2025, the Fund did not have any late-year losses. The Fund did not defer any post-October losses or have any capital loss carry-forwards.
As of June 30, 2025, the Fund did not have any tax positions that did not meet the “more likely than not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of June 30, 2025, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share. The Fund charges a 1.00% redemption fee on shares held less than 90 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retains the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

10

Pabrai Wagons Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)
I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved liquidity risk management program (the “program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Reclassification of Capital Accounts. U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2025, there were no reclassifications made.

K.
Recently Issued Accounting Pronouncements. In November 2023, the FASB issued ASU 2023- 07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
L.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Dhandho Funds LLC, (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.90% of the average daily net assets of the Fund. The investment advisory fees incurred by the Fund for the year ended June 30, 2025, are disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.
The Advisor has contractually agreed to reduce fees and/or pay Fund expenses in order to limit the annual ratio of expenses for shares of the Fund to 0.90%, effective January 1, 2024, of the Fund’s average daily net assets (the “Expense Cap”), excluding distribution expenses, shareholder servicing fees, and any other class-specific expenses. The current Expense Cap for the Fund is in place indefinitely, and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Fund, upon 60 days’ written notice to the Advisor. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. The amount of fees waived and expenses absorbed by the advisor during the year ended June 30, 2025, is disclosed in the Statements of Operations. Any amount due from the Adviser is paid monthly to the fund, if applicable.

11

Pabrai Wagons Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)
As of June 30, 2025, the remaining cumulative amount the Adviser may be reimbursed is $565,063 as shown in the following table. The Adviser may recapture a portion of the above no later than the dates as stated.

Year of Expiration	Amount
June 30, 2027	$269,171
June 30, 2028	295,892
$565,063

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Fund’s expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the fiscal year ended June 30, 2025, are disclosed in the Statement of Operations.
Quasar Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”), acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian to the Fund. U.S. Bank N.A. is an affiliate of Fund Services.
The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act on behalf of the Retail Class shares and a Shareholder Servicing Plan on behalf of the Retail and Institutional Class shares. The Distribution Plan provides that the Fund may pay an annual fee to the Distributor of up to 0.25% of the average daily net assets of Retail Class shares. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. No distribution fees are paid by Institutional Class shares. Under the Shareholder Servicing Plan, the Retail and Institutional Classes are authorized to pay an annual shareholder servicing fee of up to 0.10% and 0.10% of each class’s average daily net assets, respectively. This fee is used to finance certain activities related to servicing and maintaining shareholder accounts. For the year ended June 30, 2025, the distribution fees and shareholder servicing fees incurred by the Fund are disclosed in the Statement of Operations.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
For the year ended June 30, 2025, the cost of purchases and the proceeds from the sale or maturity of securities, other than short-term investments, were $85,443,875 and $34,543,520, respectively.
There were no purchases, sales, or maturities of long-term U.S. Government securities for the year ended June 30, 2025.
NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the year ended June 30, 2025 and the fiscal period ended June 30, 2024, for the Fund was as follows:

	June 30, 2025	June 30, 2024
Ordinary Income	$531,520	$2,216
Long-term capital gain (a)	—	—
	$531,520	$2,216

(a)	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

12

Pabrai Wagons Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)
The cost basis of investments for federal income tax purposes at most recent fiscal year end, June 30, 2025, was as follows:

Cost of investments	$84,614,638
Gross tax unrealized appreciation	3,062,687
Gross tax unrealized depreciation	(8,666,917)
Gross tax unrealized appreciation/depreciation	(5,604,230)
Undistributed ordinary income	2,437,353
Undistributed long-term capital gain	—
Total distributable earnings	2,437,353
Other accumulated gain (loss)	(339,180)
Total distributable (accumulated) earnings (losses)	$(3,506,057)

NOTE 6 – CREDIT FACILITY
U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility activity for the year ended June 30, 2025, was as follows:

Maximum available credit	$10,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding when in use	—
Credit facility outstanding as of June 30, 2025	—
Average interest rate when in use	—

Interest expense for the year ended June 30, 2025, is disclosed in the Statement of Operations, if applicable.

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of Professionally Managed Portfolios
and Shareholders of the Pabrai Wagons Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Pabrai Wagons Fund (the “Fund”), a series of Professionally Managed Portfolios (the “Trust”), including the schedule of investments, as of June 30, 2025, the related statement of operations for the year then ended, the statement of changes in net assets and financial highlights for the year then ended and the period September 29, 2023 (commencement of operations) through June 30, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and the period September 29, 2023 (commencement of operations) through June 30, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 29, 2025

14

PABRAI WAGONS FUND
ADDITIONAL INFORMATION
FEDERAL TAX INFORMATION
Pursuant to Section 853 of the Internal Revenue Code, the following Funds designate the following amounts as foreign taxes paid for the year ended June 30, 2025. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Fund	Gross Foreign Source Income	Foreign Taxes Passthrough	Gross Foreign Source Income	Foreign Taxes Passthrough	Shares Outstanding at 6/30/25
Pabrai Wagons Fund	298,697	18,203	0.0403770254	0.002460631	7,397,697

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended June 30, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Pabrai Wagons Fund	25.51%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2025 was as follows:

Pabrai Wagons Fund	11.88%

INFORMATION ABOUT PROXY VOTING (Unaudited)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (877) 777-6944 or by accessing the Fund’s website at https://www.wagonsfund.com/ir. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)
The Fund’s quarterly holdings for the most recent period end can be obtained by accessing the Fund’s website at www.wagonsfund.com/ir. The Fund files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT may also be obtained by calling (877) 777-6944.

15

PABRAI WAGONS FUND
ADDITIONAL INFORMATION(Continued)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

16

(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)   (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	9/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	9/8/2025

By (Signature and Title)	/s/ Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date	9/8/2025

* Print the name and title of each signing officer under his or her signature.